SCHEDULE OF DEFERRED REVENUE (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Deferred revenue, beginning	$ 131,794	$ 219,068	$ 30,046
Customer payments received attributable to contract liabilities for unearned revenue	22,715	158,711	263,404
Revenue recognized from fulfilling contract liabilities	131,699	245,985	74,381
Deferred revenue, ending	$ 22,810	$ 131,794	$ 219,068